AB Large Cap Growth Fund, Inc.

Portfolio of Investments

April 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Information Technology – 37.9%
Communications Equipment – 0.5%
Motorola Solutions, Inc.	274,287	$120,420,221

IT Services – 0.7%
Shopify, Inc. - Class A(a)	1,441,393	174,595,934

Semiconductors & Semiconductor Equipment – 25.0%
Applied Materials, Inc.	510,245	201,286,550
ASML Holding NV (REG)	166,427	239,486,789
Astera Labs, Inc.(a) (b)	452,614	88,142,050
Broadcom, Inc.	4,374,034	1,825,853,013
KLA Corp.	102,200	178,885,770
NVIDIA Corp.	12,128,668	2,420,518,273
QUALCOMM, Inc.	230,523	41,397,320
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	1,388,877	550,078,625
Texas Instruments, Inc.	1,455,477	409,105,475

		5,954,753,865

Software – 8.9%
AppLovin Corp. - Class A(a)	393,168	175,490,537
Cadence Design Systems, Inc.(a)	1,018,423	335,662,036
Manhattan Associates, Inc.(a)	458,875	63,274,274
Microsoft Corp.	3,574,229	1,457,499,102
Procore Technologies, Inc.(a) (b)	1,519,683	85,983,664

		2,117,909,613

Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.	2,453,625	665,791,144

		9,033,470,777

Communication Services – 19.5%
Entertainment – 3.0%
Netflix, Inc.(a)	7,544,969	706,284,548

Interactive Media & Services – 16.5%
Alphabet, Inc. - Class C	6,969,190	2,661,812,429
Meta Platforms, Inc. - Class A	1,893,103	1,158,408,657
Reddit, Inc. - Class A(a)	814,101	119,860,090

		3,940,081,176

		4,646,365,724

Consumer Discretionary – 14.3%
Automobiles – 0.6%
Ferrari NV(b)	388,688	134,991,342

Broadline Retail – 8.7%
Amazon.com, Inc.(a)	7,839,898	2,078,043,364

Hotels, Restaurants & Leisure – 1.4%
Cava Group, Inc.(a) (b)	1,194,336	111,562,925
Chipotle Mexican Grill, Inc.(a)	3,282,806	111,582,576
Texas Roadhouse, Inc.	699,520	112,615,725

		335,761,226

Household Durables – 0.4%
Garmin Ltd.	409,642	102,877,492

Specialty Retail – 3.2%
Home Depot, Inc. (The)	1,111,048	365,312,582
TJX Cos., Inc. (The)	2,123,305	332,828,059
Tractor Supply Co.	1,544,298	54,204,860

		752,345,501

		3,404,018,925

Health Care – 11.0%
Biotechnology – 1.6%
Argenx SE (ADR)(a)	67,260	52,578,487
Genmab A/S (Sponsored ADR)(a)	1,848,858	49,031,714

Company	Shares	U.S. $ Value

Vertex Pharmaceuticals, Inc.(a)	687,023	$293,619,890

		395,230,091

Health Care Equipment & Supplies – 2.8%
Dexcom, Inc.(a)	1,873,549	111,569,843
Edwards Lifesciences Corp.(a)	226,833	18,940,555
Intuitive Surgical, Inc.(a)	729,514	333,832,902
Stryker Corp.	656,812	206,981,166

		671,324,466

Health Care Providers & Services – 2.0%
McKesson Corp.	300,313	244,815,157
UnitedHealth Group, Inc.	629,568	233,242,353

		478,057,510

Health Care Technology – 0.8%
Veeva Systems, Inc. - Class A(a)	1,229,308	191,735,169

Life Sciences Tools & Services – 1.2%
Mettler-Toledo International, Inc.(a)	134,788	172,071,709
Waters Corp.(a)	337,320	104,309,463

		276,381,172

Pharmaceuticals – 2.6%
Eli Lilly & Co.	659,417	616,291,128

		2,629,019,536

Financials – 5.7%
Capital Markets – 0.8%
Cboe Global Markets, Inc.	645,165	193,607,565

Financial Services – 4.3%
Toast, Inc. - Class A(a)	3,992,108	113,854,920
Visa, Inc. - Class A	2,731,518	900,963,897

		1,014,818,817

Insurance – 0.6%
Progressive Corp. (The)	694,665	139,822,171

		1,348,248,553

Industrials – 5.6%
Aerospace & Defense – 1.5%
General Electric Co.	1,217,420	352,966,581

Building Products – 0.3%
Trane Technologies PLC	114,564	56,427,352
Trex Co., Inc.(a)	451,869	17,713,265

		74,140,617

Electrical Equipment – 0.5%
Eaton Corp. PLC	257,540	111,517,395

Ground Transportation – 0.9%
Saia, Inc.(a)	463,979	208,243,055

Machinery – 0.5%
ITT, Inc.	502,080	107,615,827

Professional Services – 1.3%
Broadridge Financial Solutions, Inc.	467,940	72,053,401
Verisk Analytics, Inc.	1,324,707	244,395,195

		316,448,596

Trading Companies & Distributors – 0.6%
United Rentals, Inc.	160,652	154,200,216

		1,325,132,287

Consumer Staples – 4.6%
Beverages – 2.4%
Celsius Holdings, Inc.(a) (b)	3,820,997	128,270,869
Monster Beverage Corp.(a)	5,702,095	439,460,462

		567,731,331

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 2.2%
Costco Wholesale Corp.	515,946	$523,442,695

		1,091,174,026

Materials – 1.0%
Chemicals – 1.0%
Sherwin-Williams Co. (The)	755,524	242,984,074

Total Common Stocks (cost $10,869,907,678)		23,720,413,902

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (c) (d) (cost $300,377)	294,487	743,580

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(e) (f) (g) (cost $142,815,710)	142,815,710	142,815,710

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $11,013,023,765)		23,863,973,192

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(e) (f) (g) (cost $4,948,053)	4,948,054	4,948,054

Total Investments – 100.2% (cost $11,017,971,818)(h)		23,868,921,246
Other assets less liabilities – (0.2%)		(40,295,451)

Net Assets – 100.0%		$23,828,625,795

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)

As of April 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,062,795,535 and gross unrealized depreciation of investments was $(211,846,107), resulting in net unrealized appreciation of $12,850,949,428.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

REG – Registered Shares

AB Large Cap Growth Fund, Inc.

April 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$23,720,413,902	$-0-	$-0-	$23,720,413,902
Rights	-0-	-0-	743,580	743,580
Short-Term Investments	142,815,710	-0-	-0-	142,815,710
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,948,054	-0-	-0-	4,948,054

Total Investments in Securities	23,868,177,666	-0-	743,580	23,868,921,246
Other Financial Instruments(b)	-0-	-0-	-0-	-0-

Total	$23,868,177,666	$-0-	$743,580	$23,868,921,246

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2026 is as follows:

Fund	Market Value 7/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$129,815	$6,261,284	$6,248,283	$142,816	$6,931
AB Government Money Market Portfolio*	-0-	330,380	325,432	4,948	365
	$129,815	$6,591,664	$6,573,715	$147,764	$7,296

*	Investments of cash collateral for securities lending transactions.

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